Investment Objectives and Goals - Kurv Copper & Mining Enhanced Income ETF	Feb. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV COPPER & MINING ENHANCED INCOME ETF (TICKER: KCOP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Copper & Mining Enhanced Income ETF (the “Fund”) seeks to maximize total return.